Summary of Stock Option Exercises (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised and Issued from Treasury	2,177	619	597
Intrinsic Value	$ 16,580	$ 4,243	$ 3,627